Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Regulatory Matters
Total Core Capital (to Risk- Weighted Assets), Actual amount	$ 30,780	$ 30,896
Total Core Capital (to Risk- Weighted Assets), Actual ratio	15.32%	15.70%
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes amount	$ 16,075	$ 14,927
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes ratio	8.00%	8.00%
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 20,093	$ 18,658
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer	$ 21,098	$ 20,665
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer ratio	10.50%	10.50%
Tier 1 Capital (to Risk-Weighted Assets), Actual amount	$ 29,139	$ 29,335
Tier 1 Capital (to Risk-Weighted Assets), Actual ratio	14.50%	14.91%
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes amount	$ 12,056	$ 11,808
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes ratio	6.00%	6.00%
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 16,075	$ 14,927
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer	$ 17,079	$ 16,729
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer ratio	8.50%	8.50%
Tier 1 Common Equity (to Risk-Weighted Assets), Actual amount	$ 29,139	$ 29,335
Tier 1 Common Equity (to Risk-Weighted Assets), Actual ratio	14.50%	14.91%
Tier 1 Common Equity (to Risk-Weighted Assets), For Capital Adequacy Purposes	$ 9,042	$ 8,856
Tier 1 Common Equity (to Risk-Weighted Assets), For capital adequacy purposes ratio	4.50%	4.50%
Tier 1 Common Equity (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 13,061	$ 12,128
Tier 1 Common Equity (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer	$ 14,065	$ 13,777
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer ratio	7.00%	7.00%
Tier 1 Capital (to Assets), Actual amount	$ 29,139	$ 29,335
Tier 1 Capital (to Assets), Actual ratio	9.01%	9.07%
Tier 1 Capital (to Assets), For adequacy purpose	$ 12,938	$ 12,938
Tier 1 Capital (to Assets), For adequacy purpose ratio	4.00%	4.00%
Tier 1 Capital (to Assets), To be well capitalized	$ 16,172	$ 15,216
Tier 1 Capital (to Assets), To well capitalized ratio	5.00%	5.00%
Tier 1 Capital (to Assets), To well capitalized with buffer	$ 16,172	$ 16,173
Tier 1 Capital (to Assets), To well capitalized with buffer ratio	5.00%	5.00%